FAIR VALUE MEASUREMENTS (Schedule Of Significant Unobservable Inputs Used In Valuation) (Details) (Income Approach Valuation [Member], Nonrecurring basis [Member], Gaoxue [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Significant unobservable inputs [Line Items]
Estimated terminal growth rate (as a percent)	3.00%
Discount rate (as a percent)	25.00%
Timing of cash flows	7 years
Minimum [Member]
Significant unobservable inputs [Line Items]
Estimated net revenues	13,022
Maximum [Member]
Significant unobservable inputs [Line Items]
Estimated net revenues	52,944